Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
Taxes payable
9.	Taxes payable

	As of December 31,
	2020	2021
Value-added tax	251,087	530,980
Surtaxes	6,638	84,187
Withholding individual income tax	12,002	33,971
Total	269,727	649,138